Shareholders’ Equity (Details) - Schedule of information about options outstanding and exercisable - Warrant [Member]	3 Months Ended
Mar. 31, 2022 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Warrants	333,333
Exercise Price (in Dollars per share) | $ / shares	$ 0.36
Number of Warrants	333,333